Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Non-current assets
Investment properties	$ 75,511	$ 80,196
Equity accounted investments	20,764	22,698
Participating loan interests	0	268
Property, plant and equipment	7,278	7,506
Goodwill	1,041	1,109
Intangible assets	1,162	1,179
Other non-current assets	2,326	1,856
Loans and notes receivable	272	594
Total non-current assets	108,354	115,406
Current assets
Loans and notes receivable	57	461
Accounts receivable and other	1,407	2,361
Cash and cash equivalents	1,438	3,288
Total current assets	2,902	6,110
Assets held for sale	387	1,004
Total assets	111,643	122,520
Non-current liabilities
Debt obligations	46,565	57,937
Capital securities	3,000	2,865
Other non-current liabilities	2,162	2,294
Deferred tax liabilities	2,515	2,378
Total non-current liabilities	54,242	65,474
Current liabilities
Debt obligations	8,825	5,874
Capital securities	75	520
Accounts payable and other liabilities	3,426	3,749
Total current liabilities	12,326	10,143
Liabilities associated with assets held for sale	140	163
Total liabilities	66,708	75,780
Equity
Limited partners	13,274	12,353
General partner	4	4
Non-controlling interests attributable to:
Redeemable/exchangeable and special limited partnership units	13,200	12,740
Limited partnership units of Brookfield Office Properties Exchange LP	87	96
FV LTIP units of the Operating Partnership	35	0
Class A shares of Brookfield Property REIT Inc. (“BPR”)	1,930	3,091
Interests of others in operating subsidiaries and properties	15,985	18,456
Total equity	44,935	46,740
Total liabilities and equity	111,643	122,520
Preference shares
Equity
Preferred equity	$ 420	$ 0